Related Party Transactions and Balances (Tables)	12 Months Ended
Nov. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Party Transactions and Balances

Fund advance to director and related parties:

		As of November 30,
	Relationship with the Group	2024	2025	2025
		HK$	HK$	US$
Ms. Wai Lau	Ms. Wai Lau is a director and Controlling Shareholder of the Company	1,556,765	21,264,851	2,730,814
Total		1,556,765	21,264,851	2,730,814